Schedule V Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation And Qualifying Accounts [Abstract]
Schedule V Valuation and Qualifying Accounts

ING U.S., Inc.

Schedule V

Valuation and Qualifying Accounts

Years Ended December 31, 2012, 2011 and 2010

(In millions)

	Balance at January 1,	Charged to Costs and Expenses	Write-offs/ Payments/ Other		Balance at December 31,

2012

Valuation allowance on deferred tax assets	$2,875.0	$99.1	$—		$2,974.1

2011

Valuation allowance on deferred tax assets	$3,087.0	$175.0	$(387.0	)(1)	$2,875.0

2010

Valuation allowance on deferred tax assets	$2,691.5	$547.0	$(151.5	)(1)	$3,087.0

(1)

For 2011 and 2010, these amounts represent valuation allowances allocated to Other comprehensive income directly related to the appreciation of the Company’s available-for-sale portfolio, and not pertaining to expectations of taxable income in future years.